Income Taxes - Summary of Reconciliation of Estimated Income Tax to Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income/(loss) before income taxes	$ (1,445.2)	₨ (109,339.6)	₨ (317,553.1)	₨ 103,740.1
Income tax expense at tax rates applicable to individual entities	(344.1)	(26,033.5)	(54,712.2)	20,746.7
Additional deduction for patent, research and product development cost	(37.2)	(2,816.2)	(1,891.2)	(4,099.8)
Items (net) not deductible for tax /not liable to tax :
- foreign currency (gain)/loss relating to loans and deposits (net) (net), foreign currency (gain)/loss arising on account of Integral foreign operations.	6.3	474.5	(82.8)	1,336.2
- interest and other expenses relating to borrowings for investment	7.4	558.0	621.6	337.8
- Dividend from investments (other than subsidiaries, joint operations, equity accounted investees)	(0.9)	(69.2)	(15.5)	(50.1)
Undistributed earnings of subsidiaries, joint operations and equity accounted investees	(11.3)	(855.6)	1,277.8	9,170.1
Deferred tax assets not recognized because realization is not probable	376.9	28,517.0	4,738.7	9,902.3
Utilization/credit of unrecognized tax losses, unabsorbed depreciation and other tax benefits	(42.8)	(3,240.2)	(7,016.4)	(3,583.3)
Previously recognized deferred tax assets written down on account of impairment of Jaguar Land Rover business	0.0	0.0	26,981.5	0.0
Previously recognized deferred tax assets written down	6.5	492.7	0.0	0.0
Profit on sale of investments in subsidiaries and Others	0.0	0.0	(932.0)	0.0
Tax on share of (profit)/loss of equity accounted investees (net)	25.3	1,913.5	(532.7)	(4,601.4)
Impact of change in statutory tax rates (refer note below)	52.5	3,973.5	4,540.4	5,392.6
Others	9.6	730.0	1,597.8	3,127.1
Income tax expense/(credit) reported	$ 48.2	₨ 3,644.5	₨ (25,425.0)	₨ 37,678.2